Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
XL Hybrids Inc [Member]
Commitments and Contingencies
Note 10. Commitments and Contingencies
Legal proceedings:
The Company is periodically involved in legal proceedings, legal actions and claims arising in the normal course of business, including proceedings relating to product liability, intellectual property, safety and health, employment and other matters. Management believes that the outcome of such legal proceedings, legal actions and claims will not have a significant adverse effect on the Company’s financial position, results of operations or cash flows.
Operating leases:
Rent expense totaled $470,053 and $197,133 for the nine months ended September 30, 2020 and 2019, respectively. The following is a schedule of approximate future minimum rental payments required under the Company’s lease agreements:

For Years Ending December 31,	Operating lease
2020 (excluding the nine months ended September 30, 2020)	$165,708
2021	412,894
2022	415,255
2023	425,595
2024	436,244
Thereafter	74,535

Future minimum lease payments	$1,930,231

Note 16. Commitments and Contingencies
Operating leases: In January 2015, the Company entered into a noncancelable lease agreement for 3,264 square feet of warehouse, research and development, and vehicle development and installation facilities in Quincy, Illinois through December 31, 2020.
In connection with the Business Combination discussed in Note 3, the Company entered into a sublease arrangement in California through December 31, 2019. In December 2019, the Company signed a noncancelable lease agreement for 23,540 square feet of office, warehouse, research and development, and distribution facilities in California through February 2025.

Future minimum lease payments for these operating leases for the years ending December 31 are as follows:

2020	$422
2021	377
2022	415
2023	426
2024	436
Thereafter	75

$2,151

See Note 15 for related-party operating lease commitment.
Legal proceedings:
The Company is periodically involved in legal proceedings, legal actions and claims arising in the normal course of business, including proceedings relating to product liability, intellectual property, safety and health, employment and other matters. Management believes that the outcome of such legal proceedings, legal actions and claims will not have a significant adverse effect on the Company’s financial position, results of operations or cash flows.
In January 2018, the Company received a demand letter from the counsel of a vendor which claimed the Company was indebted for a success fee for services allegedly provided under a now-expired
engagement letter between the parties. In June 2019, the parties executed a written settlement agreement under which each party agreed to resolve the dispute and release each other from any and all claims for a total settlement fee of $600. The settlement is recorded within accrued expenses and other current liabilities within the accompanying consolidated balance sheet as of December 31, 2018. This payment was made in June 2019.